Contingent liabilities, commitments and guarantees - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£) classAction	Dec. 31, 2024 GBP (£)
Contingent liabilities, commitments and guarantees [Line Items]
Estimated financial effect of contingent liabilities	£ 2,705	£ 2,605
Gross loan commitments	£ 154,136	148,619
NETHERLANDS
Contingent liabilities, commitments and guarantees [Line Items]
Number of class actions named as defendant | classAction	2
Capital commitments excluding investment property
Contingent liabilities, commitments and guarantees [Line Items]
Capital commitments	£ 733	640
Investment property
Contingent liabilities, commitments and guarantees [Line Items]
Capital commitments	392	236
Maximum exposure
Contingent liabilities, commitments and guarantees [Line Items]
Irrevocable commitments and guarantees	85,195	£ 79,518
Legal proceedings contingent liability
Contingent liabilities, commitments and guarantees [Line Items]
Increase in current tax liabilities	975
Reduction in deferred tax asset	£ (275)